Segment reporting (Details 2) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Share-based compensation	¥ (4,804)		¥ (7,548)	¥ (9,134)
Impairment of goodwill	(3,143)	$ (443)	0	0
Impairment of intangible assets	(902)		0	0
Total	26,025	$ 3,665	19,723	4,141
Unallocated items
Share-based compensation	(4,804)		(7,548)	(9,134)
Amortization of intangible assets resulting from assets and business acquisitions	(1,281)		(1,217)	(940)
Effects of business cooperation arrangements	(446)		(475)	29
Impairment of goodwill	(3,143)
Total	¥ (10,576)		¥ (9,240)	¥ (10,045)